Quarterly Operating Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Operating Results [Abstract]
Revenues	$ 10,470	$ 13,519	$ 14,155	$ 12,503	$ 13,394	$ 15,895	$ 16,733	$ 12,692	$ 50,647	$ 58,714	$ 58,799
Operating expenses	11,009	12,445	12,508	12,662	13,826	13,983	14,247	13,134	48,624	55,190	55,096
Operating income	(539)	1,074	1,647	(159)	(432)	1,912	2,486	(442)	2,023	3,524	3,703
Net gain (loss) on disposition of assets	7,318	3,591	8,856	3,367	1,997	2,927	(137)	11	23,132	4,798	(1)
Equity in loss of joint venture	(190)	(54)							(244)
Net gain (loss) on derivatives and convertible debt	72	26	162	6,117	3,570	7,895	(4,710)	4,823	6,377	11,578	(14,430)
Other income (expense)	(32)	85	23	(21)	(8)	(4)	31	95	55	114	116
Interest expense	(1,006)	(1,127)	(1,248)	(1,329)	(1,328)	(1,137)	(1,510)	(1,547)	(4,710)	(5,522)	(7,116)
Loss on debt extinguishment	(639)	(399)	(976)	(173)	(102)	(104)		(7)	(2,187)	(213)	(158)
Impairment recovery (loss)	(220)	(343)	(121)	(793)	(312)	313	(3,053)	(777)	(1,477)	(3,829)	(1,269)
Earnings (loss) from continuing operations before income taxes	4,764	2,853	8,343	7,009	3,385	11,802	(6,893)	2,156	22,969	10,450	(19,155)
Income tax expense	(125)								(125)
Earnings (loss) from continuing operations	4,639	2,853	8,343	7,009	3,385	11,802	(6,893)	2,156	22,844	10,450	(19,155)
Gain from discontinued operations, net of tax				678	1,432	152	994	1,294	678	3,872	2,896
Net earnings (loss)	4,639	2,853	8,343	7,687	4,817	11,954	(5,899)	3,450	23,522	14,322	(16,259)
(Earnings) loss attributable to noncontrolling interest	(99)	(61)	(178)	(389)	(476)	(724)	284	(281)	(727)	(1,197)	23
Net earnings (loss) attributable to controlling interests	4,540	2,792	8,165	7,298	4,341	11,230	(5,615)	3,169	22,795	13,125	(16,236)
Dividends declared and undeclared and in kind dividends deemed on preferred stock	(975)	(976)	(1,057)	(17,740)	(925)	(914)	(902)	(891)	(20,748)	(3,632)	(3,452)
Net earnings (loss) attributable to common shareholders: Total Basic	$ 3,565	$ 1,816	$ 7,108	$ (10,442)	$ 3,416	$ 10,316	$ (6,517)	$ 2,278	$ 2,047	$ 9,493	$ (19,688)
Basic Earnings per Share (EPS)
Continuing operations - Basic	$ 4.68	$ 2.41	$ 9.36	$ (14.63)	$ 2.85	$ 13.39	$ (9.88)	$ 1.56	$ 1.82	$ 8.06	$ (37.64)
Discontinued operations - Basic				0.91	1.63	0.20	1.30	1.56	0.85	4.55	4.81
Total - Basic Earnings per Share	4.68	2.41	9.36	(13.72)	4.48	13.59	(8.58)	3.12	2.67	12.61	(32.83)
Diluted Earnings per Share (EPS)
Continuing operations - Diluted	0.65	0.39	1.17	(14.63)	(0.26)	0.78	(9.88)	(0.91)	0.78	(0.98)	(37.64)
Discontinued operations - Diluted				0.91	0.33	0.07	1.30	0.33	0.13	$ 0.98	4.81
Total - Diluted Earnings per Share	$ 0.65	$ 0.39	$ 1.17	$ (13.72)	$ 0.07	$ 0.85	$ (8.58)	$ (0.58)	$ 0.91		$ (32.83)